Share Option Plan	12 Months Ended
Dec. 31, 2014
SHARE OPTION PLAN [Abstract]
Share Option Plan
20.	SHARE OPTION PLAN

For all awards granted to the Group’s employees under the share-based incentive plans established (i) by the Company related to the ordinary shares of Shanda Games Limited or (ii) by certain subsidiaries related to the subsidiaries’ shares, total share-based compensation expenses were recognized in the Group’s consolidated statements of operations and comprehensive income in the amounts of RMB42.5 million, RMB38.0 million and RMB6.4 million for the years ended December 31, 2012, 2013, and 2014 respectively.

Share-based compensation of the Company

2008 Equity Compensation Plan – share options

In November 2008, the Company authorized an equity compensation plan (the “2008 Equity Compensation Plan”) that provides for the issuance of options and other share-based awards, such as restricted shares. Under the 2008 Equity Compensation Plan, the directors may, at their discretion, grant any officers (including directors) and employees of the Company and/or its subsidiaries, and individual consultants or advisors (i) options to subscribe for ordinary shares, (ii) share appreciation rights to receive payment, in cash and/or the Company’s ordinary shares, equal to the excess of the fair market value of the Company’s ordinary shares, or (iii) other types of compensation based on the performance of the Company’s ordinary shares. Under the 2008 Equity Compensation Plan, both the initial reserved amount of shares and all subsequent reserved amounts of shares provide for the issuance of up to 54,750,000 ordinary shares.

From January 1, 2012 through December 1, 2012, the Company granted options under the 2008 Equity Compensation Plan to purchase 7,732,000 Class A ordinary shares of the Company at an exercise price equivalent to the average market value in the previous fifteen days. From January 1, 2013 through December 1, 2013, the Company granted options under the 2008 Equity Compensation Plan to purchase 3,000,000 Class A ordinary shares of the Company at an exercise price equivalent to the average market value in the previous fifteen days. For options granted in 2012 and 2013, for each quarter during the four year performance period beginning on the “Performance Period Start Date” 1/16th of the options have the opportunity to be earned, including 1/3 of which can be earned subject to the participant's continued employment with the Group, and up to 2/3 of which can be earned contingent on the achievement of different performance targets. The options have 10 year contractual terms from the grant dates and vest over four year periods as just described. On each of the first four anniversaries of the Performance Period Start Date, one hundred percent (100%) of the options earned during the year preceding such anniversary date shall vest and become exercisable provided that the employees remain employed on such vesting date.

On September 14, 2012, the board of directors approved an option modification to reduce the exercise price of certain outstanding options (mainly granted to key members of management and certain staff) that were granted by the Company under the 2008 Equity Compensation Plan to a calculated market value of US$1.835 per ordinary share. The calculated value was based on the average closing price of the Company's ADSs during the 15 consecutive trading days prior to September 14, 2012 divided by two. Other terms of the option grants remain unchanged. Total modified options amounted to 12.8 million, or 9.9 million unvested options and 2.9 million vested options at the date of modification. All eligible option grantees affected by such changes had entered into amendments to their original share option agreements with the Company. A modification charge for the incremental compensation cost of RMB5.7 million was recorded in the third quarter of 2012 for fully vested options. The remaining approximate amount of RMB11.9 million of incremental compensation cost for unvested options is being amortized over the respective remaining vesting periods of one year to four years. Overall, this modification was undertaken in light of the decrease in the Company’s share price after the large 2011 special dividend.

Share-based compensation expense related to the option awards granted by the Company under the 2008 Equity Compensation Plan amounted to approximately RMB16.9 million, RMB18.4 million and a net reversal (reflecting the greater effect of the reversal of previously recognized expense for options with performance vesting conditions over expense recognized) of RMB8.7 million for the years ended December 31, 2012, 2013, and 2014. The reversal reflects a revised determination by management that the Group expects to miss certain performance targets in future years for which the expense has already been recognized in prior years, in the amount of RMB20.0 million(USD3.2 million).

The Company’s share option activities as of December 31, 2012, 2013, and 2014 and changes during the years then ended are presented below:

	Options Outstanding	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$			US$ (in thousands)
Outstanding at December 31, 2011	22,360,088	3.2		7.90	300
Granted	7,732,000	1.9
Exercised	(149,884)	0.6
Forfeited	(7,840,095)	2.6	*
Outstanding at December 31, 2012	22,102,109	2.2	*	7.84	46
Granted	3,000,000	1.7	*
Exercised	(377,712)	1.7	*
Forfeited	(5,447,669)	2.0	*
Outstanding at December 31, 2013	19,276,728	2.1	*	7.10	7,516
Granted	—	—
Exercised	(219,380)	2.2	*
Forfeited	(4,104,157)	1.9	*
Outstanding at December 31, 2014	14,953,191	2.1	*	5.54	12,404
Vested and expected to vest at December 31, 2014	12,155,318	2.1	*	5.31	9,908
Vested and exercisable at December 31, 2014	10,458,810	2.2	*	4.91	4,241

* Includes the impact of stock option exercise price modification in September 2012 previously discussed.

The aggregate intrinsic values are calculated as the differences between the market values of US$1.52, US$2.29 and US$2.84 as of December 31, 2012, 2013 and 2014 and the exercise prices of the shares. The total intrinsic value of options exercised during the year ended December 31, 2014 was US$0.2 million.

The weighted average grant-date fair values of options granted during the years ended December 31, 2012 and 2013 were US$1.01 and US$0.93, respectively. The total grant-date fair values of options vested during 2012, 2013 and 2014 were RMB46.2 million, RMB18.3 million and RMB10.0 million, respectively.

As of December 31, 2014, there was RMB8.7 million of unrecognized compensation cost, adjusted for estimated forfeitures, related to unvested options granted to the Group’s employees. This cost is expected to be recognized over a weighted average period of 1.9 years. Total compensation cost may be adjusted for future changes in estimated forfeitures and the probability of the achievement of performance conditions. In 2014, total cash received from the exercise of stock options amounted to RMB1.9 million.

The fair value of options granted under the Company’s 2008 Equity Compensation Plan was estimated on the date of each grant using the Black-Scholes model with the assumptions (or ranges thereof) in the following table:

	For the year ended December 31
	2012	2013	2014
Exercise price	US$1.84~US$2.05	US$1.52~US$2.22	—
Fair value of ordinary shares	US$1.92~US$2.23	US$1.53~US$2.22	—
Risk-free interest rate(1)	0.63%~1.0%	1.38%	—
Expected life (in years)(2)	5	5	—
Expected dividend yield(3)	0%	0%	—
Expected volatility(4)	50~60%	60%	—
Fair value per option at grant date (in RMB)	6.3~6.52	4.94~6.99	—

(1)	The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the expected term of the awards.
(2)	The expected term of stock options granted is developed giving consideration to vesting period, contractual term and historical exercise pattern of options granted by the Company.
(3)	The Company has no expectation of paying regular dividends on its ordinary shares.
(4)	Expected volatility is estimated based on the historical volatility of comparable companies’ stocks and of the Company’s ordinary shares for a period equivalent to the expected term preceding the grant date.

2008 Equity Compensation Plan – restricted shares

From January 1, 2012 through December 1, 2012, the Company granted 337,462 and 1,142,500 restricted shares to the Group's and Shanda's employees, respectively, under the Company's 2008 Equity Compensation Plan. From January 1, 2013 through December 1, 2013, the Company granted 290,840 restricted shares to the Group's employees under the Company's 2008 Equity Compensation Plan. From January 1, 2014 through December 1, 2014, the Company granted 25,000 restricted shares to the Group's employees under the Company's 2008 Equity Compensation Plan. These awards vest in equal installments over two to four years, commencing on the grant date, subject to the employee’s continued employment with the Group or Shanda, as the case may be.

Share-based compensation expense related to the restricted share awards granted by the Company under the 2008 Equity Compensation Plan amounted to RMB16.7 million, RMB9.1 million and RMB6.2 million for the years ended December 31, 2012, 2013, and 2014, respectively. The restricted shares granted to Shanda employees were measured at fair value at the grant dates and amounts of RMB43.1million, RMB36.5million, and RMB4.4 million were recognized as dividends distributed to Shanda in 2012, 2013, and 2014, respectively.

A summary of unvested restricted share activity as of December 31, 2012, 2013, and 2014 is presented below:

Unvested Restricted Shares	Number of Shares	Weighted Average Grant-date Fair Value
		US$
Unvested at December 31, 2011	7,501,389	4.5
Granted	1,479,962	2.0
Vested	(2,434,628)	4.7
Forfeited	(1,635,122)	4.9
Unvested at December 31, 2012	4,911,601	3.5
Granted	290,840	1.8
Vested	(2,153,100)	4.4
Forfeited	(589,789)	4.6
Unvested at December 31, 2013	2,459,552	2.6
Granted	25,000	3.1
Vested	(1,004,492)	2.7
Forfeited	(564,330)	2.7
Unvested at December 31, 2014	915,730	2.2
Expected to vest at December 31, 2014	876,387	2.2

The total intrinsic value of restricted shares vested during the years ended December 31, 2012, 2013, and 2014 was RMB23.1 million, RMB29.8 million, and RMB20.3 million, respectively.

As of December 31, 2014, there was RMB9.4 million of unrecognized compensation cost (including the amounts for restricted shares granted to the employees of Shanda amounting to RMB4.1 million), adjusted for estimated forfeitures, related to unvested restricted shares granted to the Group’s employees and Shanda employees. This cost is expected to be recognized over a weighted average period of 1.55 years. Total compensation cost may be adjusted for future changes in estimated forfeitures.

Share-based compensation of Actoz and Eyedentity

Since 2005, the Group’s Korean majority-owned subsidiary Actoz has granted stock options to its employees as part of an authorized equity incentive program. In February 2012, the Group’s Korean majority-owned subsidiary Eyedentity authorized an equity compensation program with a small number of shares subsequently granted thereunder. The Group recorded immaterial amounts of share-based compensation expense associated with these equity compensation programs of its subsidiaries in the amounts of RMB8.9 million, RMB10.4 million and RMB8.9 million, respectively, in the consolidated statements of operations and comprehensive income for the years ended December 31, 2012, 2013 and 2014.